LONG-TERM DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
LONG-TERM DEBT AND CREDIT FACILITIES

13. LONG-TERM DEBT AND CREDIT FACILITIES

The composition of debt obligations as at December 31 is presented in the following table:

	2017				2016
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	Fair	Interest	Term	Carrying	Fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Corporate borrowings
Series 3 (C$200)	5.3	0.8	$159	$163	5.3	1.8	$149	$158
Series 4 (C$150)	5.8	18.9	119	144	5.8	19.9	111	132
Series 7 (C$450)	5.1	2.8	358	382	5.1	3.8	334	368
Series 8 (C$400)	4.8	4.1	318	344	4.8	5.1	298	331
Series 9 (C$400)	3.8	7.4	318	321	3.8	8.4	298	308
Series 10 (C$500)	3.6	9.0	398	400	3.6	10.0	372	380
	4.5	6.4	$1,670	$1,754	4.5	7.4	$1,562	$1,677
Credit facilities	2.6	4.5	$887	$887	1.9	4.5	$673	$673
Subsidiary borrowings
Hydroelectric	6.3	8.8	$6,392	6,813	6.9	7.8	$6,249	6,600
Wind	5.8	9.7	2,211	2,343	4.6	13.1	1,735	1,879
Solar and other	11.0	8.2	682	682	8.9	18.8	41	41

	6.5	9.0	$9,285	$9,838	6.4	9.0	$8,025	$8,520

Total debt			11,842	12,479			10,260	10,870
Add: Unamortized premiums(1)			1				2
Less: Unamortized financing fees(1)			(77)				(80)
Less: Current portion(2)(3)			(1,676)				(1,034)
			$10,090				$9,148

  Unamortized premiums and unamortized financing fees are amortized to interest expense over the terms of the borrowing
  As part of the TerraForm Global transaction, Brookfield Renewable acquired $841 million of borrowings that were immediately classified as current due to the change of control provision allowing the holders to direct TerraForm Global to redeem the bonds at 101% of par value in the first quarter of 2018. Brookfield Renewable redeemed these borrowings at approximately 107% of par value in the first quarter of 2018 with a combination of available cash on hand and proceeds from note offering that closed on February 22, 2018. See Note 20 – Cash and Cash Equivalents and Note 31 – Subsequent Events.
  As part of the TerraForm Global transaction, Brookfield Renewable acquired project level financings that were in default prior to the acquisition, had outstanding principal amounts totaling $342 million and mature in 2031. See Note 18 – Capital Management..

The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

		Cash flows from	Non-cash
(MILLIONS)	Jan 1	financing activities	Acquisition	Disposal	Other(1)	Dec 31
2017	$10,182	$267	$1,188	$(173)	$302	$11,766
2016	$7,338	$1,502	$1,104	$-	$238	$10,182

Includes foreign exchange and amortization of unamortized premium and financing fees.

Future repayments of Brookfield Renewable’s debt obligations, for each of the next five years and thereafter are as follows:

(MILLIONS)	2018	2019	2020	2021	2022	Thereafter	Total
Corporate borrowings and
credit facilities	$159	$202	$377	$-	$984	$835	$2,557
Subsidiary borrowings
Hydro	206	366	1,013	822	317	3,668	6,392
Wind	665	115	122	125	132	1,052	2,211
Solar and other	646	3	3	2	4	24	682
	$1,676	$686	$1,515	$949	$1,437	$5,579	11,842
Equity-accounted investments	$110	$116	$112	$716	$602	$3,003	$4,659
							$16,501

Subsidiary borrowings and corporate borrowings and credit facilities include $1 million and $77 million of unamortized premiums and deferred financing fees, respectively.

The following table outlines change in financing fees for the year ended December 31:

(MILLIONS)	2017	2016	2015
Corporate borrowings
Unamortized financing fees, beginning of year	$6	$5	$5
Additional financing fees	-	2	1
Amortization of financing fees	(1)	(1)	(1)
Unamortized financing fees, end of year	$5	$6	$5
Subsidiary borrowings
Unamortized financing fees, beginning of year	$74	$54	$66
Additional financing fees	16	41	7
Amortization of financing fees	(14)	(17)	(15)
Foreign exchange translation and other	(4)	(4)	(4)
Unamortized financing fees, end of year	$72	$74	$54
Total	$77	$80	$59

Corporate borrowings

Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 30 - Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.

Our sole near time maturity is our C$200 million ($159 million) Series 3 medium-term notes which mature in November 2018.

Subsidiary borrowings

Subsidiary borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Subsidiary borrowings in North America, Europe and South Africa consist of both fixed and floating interest rate debt. Subsidiary borrowings in South Africa consist of floating interest rate debt indexed to the Johannesburg Interbank Agreed Rate (“JIBAR”) and U.S. dollar denominated debt indexed to the London Interbank Offered Rate (“LIBOR”). Brookfield Renewable uses interest rate swap agreements in North America, Europe and South Africa to minimize its exposure to floating interest rates. Subsidiary borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Subsidiary borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin. Subsidiary borrowings in Malaysia consist of floating interest rate debt indexed to the Kuala Lumpur Interbank Offering Rate (“KLIBOR”). Subsidiary borrowings in India consist of fixed interest rate U.S. dollar denominated debt.

In March 2017, Brookfield Renewable completed the refinancing of a $60 million bank loan associated with a 417 MW hydroelectric facility in Pennsylvania. The loan bears interest at LIBOR plus a margin of 3.75% and matures in March 2022.

In May 2017, Brookfield Renewable completed the refinancing associated with a 44 MW hydroelectric portfolio in New England by issuing notes for $65 million. The notes carry a 4.86% coupon rate and mature in May 2027.

In June 2017, Brookfield Renewable completed the refinancing associated with a 11 MW wind asset in Arizona by securing a $11 million bank loan. The loan has been fully hedged for an all-in rate of 5.28% and matures in June 2024.

In June 2017, Brookfield Renewable completed the financing associated with a 17 MW hydroelectric facility in Quebec by issuing notes for C$55 million ($43 million). The notes bear an all-in rate of 4.49% and mature in May 2044.

In July 2017, Brookfield Renewable completed the refinancing of a 360 MW hydroelectric portfolio in New England. The financing was a $475 million green bond bearing interest at 4.4% with a maturity in July 2032.

In October 2017, Brookfield Renewable completed financing associated with a 47 MW portfolio of wind farms in Ireland by securing €78 million ($92 million) of long-term debt, €6 million ($8 million) working capital facility and €4 million ($4 million) debt reserve facility. The long-term debt matures in 2032 and bears interest at EURIBOR plus a margin of 1.5%.

In December 2017, Brookfield Renewable completed a $305 million refinancing, associated with an 872 MW portfolio of hydroelectric facilities in New York at an all-in interest rate of 4.29% and with a maturity in December 2030.

In December 2017, Brookfield Renewable completed a £17 million ($22 million) non-recourse financing associated with a 16 MW wind asset in Northern Ireland. The long-term debt matures in 2035 and bears interest at GBP LIBOR plus a margin of 2.20%.

In December 2017, Brookfield Renewable completed R$166 million ($50 million) of financing with respect to a 28 MW hydroelectric facility currently under construction in Brazil. The loan bears interest at a rate of TJLP plus 2.12% and matures in 2038.

Credit facilities

In June 2017, Brookfield Renewable extended the maturity of $1,600 million of its corporate credit facilities by one year to June 30, 2022. The applicable margin is 1.20%. The credit facilities are used for general working capital purposes and issuing letters of credit. The credit facilities bear interest at the applicable banker’s acceptance rate, LIBOR or EURIBOR plus an applicable margin. The applicable margin is tiered on the basis of Brookfield Renewable’s unsecured long-term debt rating.

During the first quarter of 2017, the committed unsecured revolving credit facility provided by Brookfield Asset Management was increased to $400 million. During the fourth quarter of 2017, Brookfield Renewable extended the maturity by one year to December 2018. Interest rate applicable on the draws is LIBOR plus 2%.

Brookfield Renewable and its subsidiaries issue letters of credit from some of their credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts.

The following table summarizes the available portion of credit facilities as at December 31:

(MILLIONS)	2017	2016
Authorized credit facilities	$2,090	$1,890
Draws on credit facilities(1)	(685)	(673)
Issued letters of credit	(193)	(250)
Available portion of credit facilities	$1,212	$967